Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP Total
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.
Level 2 – Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
•Quoted prices for similar assets and liabilities in active markets
•Quoted prices for identical or similar assets or liabilities in markets that are not active
•Observable inputs other than quoted prices that are used in the valuation of the assets or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals)
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means
Level 3 – Unobservable inputs for assets or liabilities (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumption about the assumptions that market participants would use in pricing the asset or liability (including assumption about risk).
The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level of input that is significant to the fair value measure in its entirety.
The following is a description of the valuation techniques and inputs used for each general type of investment as of December 31, 2025 and 2024, for the Master Trust’s assets measured at fair value:
Common collective trust funds – Valued at the net asset value (NAV) of units of a collective trust, which is the basis for current transactions and readily available to current investors.
Mutual funds – Valued at quoted market prices, which represent the NAV of shares held at year-end.
Brokerage accounts – These are participant self-directed investments which consist primarily of common stock, mutual funds, and money market funds. The valuation techniques and inputs for each of these investments are described above or below.
Money market fund – Valued at cost, which approximates the fair value of the NAV of shares held at year-end.
Harley-Davidson, Inc. Common Stock Fund – The fund is tracked on a unitized basis. The fund consists of Harley-Davidson, Inc. common stock and funds held in a money market fund sufficient to meet the fund’s daily cash needs and other miscellaneous assets and liabilities. Unitizing the fund allows for daily trades. The fair value of a unit is based on the combined fair value of Harley-Davidson, Inc. common stock (closing price in an active market on which the securities are traded), the NAV of the money market fund, and other miscellaneous assets and liabilities held by the fund at year-end.
Common stocks – Valued at the closing price reported on the active market on which the individual securities are traded.
The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets measured at fair value as of December 31, 2025 and 2024. There were no Master Trust assets measured at fair value within level 2 or level 3 in the fair value hierarchy as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Total
Common collective trust funds	$1,047,723,198	$1,047,723,198
Mutual funds	107,504,896	107,504,896
Brokerage accounts	90,388,663	90,388,663
Money market fund	54,701,013	54,701,013
Harley-Davidson, Inc. Common Stock Fund	26,702,183	26,702,183
	$1,327,019,953	$1,327,019,953

	Assets at Fair Value as of December 31, 2024
	Level 1	Total
Common collective trust funds	$941,292,717	$941,292,717
Mutual funds	110,069,411	110,069,411
Brokerage accounts	79,400,468	79,400,468
Money market fund	55,948,045	55,948,045
Harley-Davidson, Inc. Common Stock Fund	42,203,102	42,203,102
	$1,228,913,743	$1,228,913,743